Warrants and derivatives liabilities (Details) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Jan. 02, 2025
IfrsStatementLineItems [Line Items]
Warrant liabilities	₩ 528,772
Derivative liabilities	330,417	₩ 590,020
I P O Warrant And Rights Private Placement Warrant And Rights [Member]
IfrsStatementLineItems [Line Items]
Warrant liabilities	425,350
Warrant Added On Anson Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Warrant liabilities	94,669
Warrant Added On Galaxy Digital Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Warrant liabilities	8,753
D Boral [Member]
IfrsStatementLineItems [Line Items]
Derivative liabilities	56,119
Conversion Rights Added To Pre P I P E [Member]
IfrsStatementLineItems [Line Items]
Derivative liabilities	37
Conversion Rights Added To Loeb And Loeb Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Derivative liabilities	₩ 274,261